Document and Entity Information	Jun. 12, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 12, 2023
Securities Act File Number	001-34058
Entity Registrant Name	CAPRICOR THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0363465
Entity Address, Address Line One	10865 Road to the Cure, Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	727-1755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CAPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001133869
Amendment Flag	false
Current Fiscal Year End Date	--12-31